Contingencies And Commitments (Tables)	12 Months Ended
Jul. 31, 2015
Contractual Operating Lease Commitments And Buyouts
The following table summarizes Ferrellgas, L.P.’s contractual operating lease commitments and buyout obligations as of July 31, 2015:

	Future minimum rental and buyout amounts by fiscal year
	2016	2017	2018	2019	2020	Thereafter
Operating lease obligations	$39,999	$31,497	$25,599	$20,084	$14,402	$16,078

Operating lease buyouts	$2,738	$1,816	$3,217	$3,011	$2,693	$9,355